INCOME TAXES - Valuation allowance (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Valuation allowance
Valuation allowance additions due to acquisition	¥ 0.0	¥ 0.0
Loss carryforwards	965.0
Uncertain tax benefits
Interest or penalty expense	0.0	0.0	¥ 0.0
Roll-forward of the unrecognized tax benefits
Beginning balance	14.0	26.0	20.0
Addition for tax positions	4.0	(12.0)	6.0
Ending balance	¥ 18.0	14.0	26.0
Withholding income tax rate (as a percentage)	10.00%
Withholding income tax rate with Hong Kong as holding company (as a percentage)	5.00%
PRC dividend withholding tax accrued	¥ 73.0	34.0
PRC dividend withholding tax liability	18.0
Additional provision for PRC dividend withholding tax accrued	¥ 0.0
Period of statute of limitations	3 years
Period of statute of limitations, if the underpayment is more than the specified amount	5 years
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years	¥ 0.1
Period of statute of limitations for transfer pricing issues	10 years
Maximum [Member]
Uncertain tax benefits
Market capitalization percent	2.00%
Minimum [Member]
Uncertain tax benefits
Market capitalization percent	0.50%
Valuation allowance for deferred tax assets
Valuation allowance
Charge to costs and expenses	¥ 79.0	36.0	60.0
Valuation allowance additions due to acquisition			3.0
Charge taken against allowance	24.0	43.0	47.0
Write off	¥ 10.0	¥ 9.0	¥ 8.0